Pension plans	12 Months Ended
Dec. 31, 2012
Pension plans
Pension plans

19    Pension plans

          In Brazil, the management of the pension plans of the Company is the responsibility of the Fundação Vale do Rio Doce de Seguridade Social ("Valia") nonprofit private entity with administrative and financial autonomy.

          Certain of the Company's employees, participant in variable contribution defined benefit plan ("Plano de Benefício Vale Mais e Plano de Benefício VALIAPREV" or the "New Plan"), specific coverage for death pension and disability retirement and other defined contributions for programmable benefits. The defined benefit plan is subject to actuarial evaluations. The defined contribution plan represents a fixed amount held on behalf of the participant.

          The Company also maintains sponsorship of a pension plan with defined benefit characteristics, covering almost exclusively retirees and their beneficiaries, due to the migration of more than 98% of active employees for the Vale Mais Plan in May 2000. This plan was funded by monthly contributions made by the Company and participants, calculated based on periodic actuarial valuations.

          Certain former employees are entitled to payments over and above the normal Valia benefits from a Complementation Bonus plus a post-retirement benefit that covers medical, dental and pharmaceutical assistance.

          Vale Fertilizantes and its wholly owned subsidiaries pay eligible employees the FGTS penalty pursuant to an union agreement and provide certain health benefits for retired eligible employees.

          The Company also has defined benefit plans and other post-employment benefits administered by other foundations and social security entities benefiting all employees.

          Employers' disclosure about pensions and other post retirement benefits on the status of the defined benefit elements of all plans is provided.

          We use a measurement date December 31 for our pension and post retirement benefit plans.

Change in benefit obligation

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	4,611	4,562	1,694
Transfers	(1,500)	1,500	–
Service cost	–	115	35
Interest cost	310	408	102
Plan amendment	–	4	–
Assumptions changes	432	375	58
Effect of curtailment	–	–	(34)
Benefits paid/ Actual distribution	(236)	(435)	(76)
Plan settlements	–	(119)	(26)
Effect of exchange rate changes	(272)	(83)	3
Actuarial loss	222	717	266

Benefit obligation at end of year	3,567	7,044	2,022

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	3,623	5,667	1,601
Transfers	1,132	(1,132)	–
Service cost	18	79	32
Interest cost	517	272	102
Plan amendment	–	2	(23)
Assumptions changes	141	39	10
Benefits paid/ Actual distribution	(345)	(363)	(82)
Plan settlements	–	(26)	(8)
Effect of exchange rate changes	(539)	(138)	(67)
Actuarial loss	64	162	129

Benefit obligation at end of year	4,611	4,562	1,694

b) Change in plan assets

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	6,277	3,662	1
Transfers	(1,612)	1,612	–
Actual return on plan assets	372	745	–
Employer contributions	–	222	76
Benefits paid/ Actual distribution	(236)	(435)	(76)
Plan settlements	–	(109)	–
Effect of exchange rate changes	(390)	(93)	–

Fair value of plan assets at end of year	4,411	5,604	1

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	5,585	4,645	13
Transfers	1,105	(1,105)	–
Actual return on plan assets	573	125	–
Employer contributions	65	512	82
Benefits paid/ Actual distribution	(345)	(363)	(82)
Plan settlements	–	(26)	(11)
Effect of exchange rate changes	(706)	(126)	(1)

Fair value of plan assets at end of year	6,277	3,662	1

          A special contribution was made to the Vale Canada Limited defined underfunded benefit plans of US$342 during 2011 to secure adequate funding requirements for 2011-2013.

          Plan assets managed by Valia on December 31, 2012 and December 31, 2011 include investments in portfolio of our own stock of US$300 and US$340, investments in debentures of US$57 and US$63 and equity investments from related parties amounting to US$2 and US$84, respectively. They also include at December 31, 2012 and 31 December 2011, US$3,882 and US$3,552 of Brazilian Federal Government Securities. The Vale Canada Limited pension plan assets at December 31, 2012 and 2011 included Canadian Government securities amounted to US$483 and US$653, respectively. The Vale Fertilizantes and Ultrafértil pension plan assets at December 31, 2012 and December 31, 2011 include Brazilian Federal Government securities of US$191 and US$149, respectively.

c) Funded Status and Financial Position

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	844	–	–
Current liabilities	–	(116)	(89)
Non-current liabilities	–	(1,324)	(1,932)

Funded status	844	(1,440)	(2,021)

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	1,666	–	–
Current liabilities	–	(69)	(78)
Non-current liabilities	–	(831)	(1,615)

Funded status	1,666	(900)	(1,693)

d) Assumptions used (nominal terms)

          All calculations involve future actuarial projections for some parameters, such as salaries, interest, inflation, the behavior of INSS benefits, mortality, disability, etc. No actuarial results can be analyzed without prior knowledge of the scenario of assumptions used in the assessment.

          The economic actuarial assumptions adopted were formulated considering the long life of the plan and should therefore be examined in that light. So, in the short term, they may not necessarily be realized.

          For the evaluations the following economic assumptions were adopted:

Brazil
As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	8.90% p.a.	9.04% p.a.	9.05% p.a.
Discount rate to determine net cost	8.90% p.a.	9.45% p.a.	9.40% p.a.
Expected return on plan assets	12.48% p.a.	12.55% p.a.	N/A
Rate of compensation increase—up to 47 years	8.15% p.a.	8.15% p.a.	N/A
Rate of compensation increase—over 47 years	5.00% p.a.	5.00% p.a.	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.

Brazil
As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	10,78% p.a.	11,30% p.a.	11,30% p.a.
Discount rate to determine net cost	10,78% p.a.	11,30% p.a.	11,30% p.a.
Expected return on plan assets	14,25% p.a.	13,79% p.a.	N/A
Rate of compensation increase—up to 47 years	8,15% p.a.	8,15% p.a.	N/A
Rate of compensation increase—over 47 years	5,00% p.a.	5,00% p.a.	N/A
Inflation	5,00% p.a.	5,00% p.a.	5,00% p.a.
Health care cost trend rate	N/A	N/A	8,15% p.a.

Foreign
As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	N/A	4.16% p.a.	4.20% p.a.
Discount rate to determine net cost	N/A	5.08% p.a.	4.20% p.a.
Expected return on plan assets	N/A	6.21% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.04% p.a.	3.00% p.a.
Rate of compensation increase—over 47 years	N/A	4.04% p.a.	3.00% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.01% p.a.
Ultimate health care cost trend rate	N/A	N/A	4.49% p.a.

Foreign
As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	N/A	5.08% p.a.	5.10% p.a.
Discount rate to determine net cost	N/A	5.43% p.a.	5.10% p.a.
Expected return on plan assets	N/A	6.51% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.10% p.a.	3.00% p.a.
Rate of compensation increase—over 47 years	N/A	4.10% p.a.	3.00% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.22% p.a.
Ultimate Health care cost trend rate	N/A	N/A	4.49% p.a.

e) Pension costs

	Year ended in December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	26	87	36
Interest cost on projected benefit obligation	424	296	102
Expected return on assets	(766)	(312)	–
Amortizations and (gain) / loss	–	47	(17)
Transfer	4	(4)	–

Net pension cost (credit)	(312)	114	121

	Year ended in December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	18	79	32
Interest cost on projected benefit obligation	517	272	102
Expected return on assets	(785)	(258)	–
Amortizations and (gain) / loss	–	24	(35)

Net pension cost (credit)	(250)	117	99

	Year ended in December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	2	59	27
Interest cost on projected benefit obligation	329	361	97
Expected return on assets	(531)	(321)	–
Amortizations and (gain) / loss	–	18	(14)
Net deferral	(1)	–	–

Net pension cost (credit)	(201)	117	110

f) Accumulated benefit obligation

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	3,567	6,935	2,022
Projected benefit obligation	3,567	7,044	2,022
Fair value of plan assets	(4,411)	(5,604)	(1)

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	4,610	4,404	1,694
Projected benefit obligation	4,611	4,562	1,694
Fair value of plan assets	(6,277)	(3,662)	(1)

g) Impact of 1% variation in assumed health care cost trend rate

	As of December 31,
	1% Increase		1% Decrease
	2012	2011	2012	2011
Accumulated postretirement benefit obligation (APBO)	360	258	(281)	(206)
Interest and service costs	31	22	(19)	(18)

h) Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(9)	–
Net actuarial (loss)/gain	(1,052)	(1,272)	193
Effect of exchange rate changes	13	(5)	–
Deferred income tax	353	346	(70)

Amounts recognized in other cumulative comprehensive income (deficit)	(686)	(940)	123

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(15)	–
Net actuarial (loss)/gain	(181)	(885)	292
Effect of exchange rate changes	(24)	3	–
Deferred income tax	70	249	(76)

Amounts recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216

i) Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC (a) at beginning of year	–	(9)	–
Net actuarial (loss)/gain not yet recognized in NPPC (a) at beginning of year	(205)	(888)	292
Deferred income tax at beginning of year	70	249	(76)

Effect of initial recognition of cumulative comprehensive income (deficit)	(135)	(648)	216
Amortization of net prior service (cost)/credited	–	4	–
Amortization of net actuarial (loss)/gain	–	106	80
Total net actuarial (loss)/gain arising during year	(874)	(468)	(179)
Transfers	18	(18)	–
Effect of exchange rate changes	13	(4)	–
Deferred income tax	292	88	6

Total recognized in other cumulative comprehensive income (deficit)	(686)	(940)	123

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC (a) at beginning of year	–	(14)	–
Net actuarial (loss)/gain not yet recognized in NPPC (a) at beginning of year	242	(629)	334
Deferred income tax at beginning of year	(82)	201	(111)

Effect of initial recognition of cumulative comprehensive income (deficit)	160	(442)	223
Amortization of net transition (obligation)/asset	–	(5)	–
Amortization of net prior service (cost)/credited	–	5	–
Amortization of net actuarial (loss)/gain	–	19	2
Total net actuarial (loss)/gain arising during year	(423)	(290)	(48)
Effect of exchange rate changes	(24)	17	4
Deferred income tax	152	48	35

Total recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216

(a)
Net periodic pension cost.

j) Plan assets

Brazilian Plans

          The Investment Policy Statements of pension plans sponsored for Brazilian employees are based on a long term macroeconomic scenario and expected returns. An Investment Policy Statement was established for each obligation by following results of a strategic asset allocation study.

          Plan asset allocations comply with pension funds local regulation issued by CMN—Conselho Monetário Nacional (Resolução CMN 3792/09). We are allowed to invest in six different asset classes, defined as Segments by the law, as follows: Fixed Income, Equity, Structured Investments (Alternative Investments and Infra-Structure Projects), International Investments, Real Estate and Loans to Participants.

          The Investment Policy Statements are approved by the Board, the Executive Directors and two Investments Committees. The internal and external portfolio managers are allowed to exercise investment discretion under the limitations imposed by the Board and the Investment Committees.

          The pension fund has a risk management process with established policies that intend to identify measure and control all kind of risks faced by our plans, such as: market, liquidity, credit, operational, systemic and legal.

Foreign plans

          The strategy for each of the pension plans sponsored by Vale Canada is based upon a combination of local practices and the specific characteristics of the pension plans in each country, including the structure of the liabilities, the risk versus reward trade-off between different asset classes and the liquidity required to meet benefit payments.

Overfunded pension plans

Brazilian Plans

          The Defined Benefit Plan (the "Old Plan") has the most part of its assets allocated in fixed income, mainly in Brazilian government bonds (such as TIPS) and corporate long term inflation linked corporate bonds with the objective of reducing the asset-liability volatility. The target is 55% of the total assets. This LDI (Liability Driven Investments) strategy, when considered together with the Loans to Participants segment, aims to hedge the plan's liabilities against inflation risk and volatility. The target allocation for each investment segment or asset class in the following:

	December 31, 2012	December 31, 2011
Fixed income	56%	57%
Equity	25%	24%
Structured investments	6%	6%
International investments	1%	1%
Real estate	8%	8%
Loans to participants	4%	4%

          The Investment Policy has the objective of achieving the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk.

          The Vale Mais Plan (the "New Plan") has obligations with both characteristics of defined benefit and variable contribution, as mentioned. The most part of its investments is in fixed income. It also implemented a LDI (Liability Driven Investments) strategy to reduce asset-liability volatility of the defined benefits plan's component by using inflation linked bonds (like TIPS). The target allocation for this strategy is 55% of total assets of this sub-plan. The target allocation for each investment segment or asset class in the following:

	December 31, 2012	December 31, 2011
Fixed income	55%	56%
Equity	24%	24%
Structured investments	4%	3.5%
International investments	1%	0.5%
Real estate	7%	6%
Loans to participants	10%	10%

          The Defined Contribution Vale Mais component offers four options of asset classes mix that can be chosen by participants. The options are: Fixed Income—100%; 80% Fixed Income and 20% Equities, 65% Fixed Income and 35% Equities and 60% Fixed Income and 40% Equities. Loan to participants is included in the fixed income options. Equities management is done through investment fund that targets Ibovespa index.

          The Investment Policy has the objective of achieving the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk.

—Fair value measurements by category—Overfunded Plans

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Accounts Receivable	5	–	–	5
Equity securities—liquid	1,128	1	–	1,129
Debt securities—Corporate bonds	–	272	–	272
Debt securities—Government bonds	1,976	–	–	1,976
Investment funds—Fixed Income	1,678	–	–	1,678
Investment funds—Equity	252	–	–	252
International investments	14	–	–	14
Structured investments—Private Equity funds	–	–	192	192
Structured investments—Real estate funds	–	–	8	8
Real estate	–	–	458	458
Loans to Participants	–	–	195	195

Total	5,053	273	853	6,179

Funds not related to risk plans				(1,768)

Fair value of plan assets at end of year				4,411

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	2	–	–	2
Accounts Receivable	15	–	–	15
Equity securities—liquid	1,425	83	–	1,508
Debt securities—Corporate bonds	–	560	–	560
Debt securities—Government bonds	2,134	–	–	2,134
Investment funds—Fixed Income	2,292	–	–	2,292
Investment funds—Equity	539	–	–	539
International investments	13	–	–	13
Structured investments—Private Equity funds	–	–	194	194
Structured investments—Real estate funds	–	–	21	21
Real estate	–	–	482	482
Loans to Participants	–	–	345	345

Total	6,420	643	1,042	8,105

Funds not related to risk plans				(1,828)

Fair value of plan assets at end of year				6,277

—Fair value measurements using significant unobservable inputs—Level 3 (Overfunded)

	As of December 31, 2012
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	194	21	482	345	1,042

Actual return on plan assets	13	(8)	120	26	151
Assets sold during the year	(19)	–	(31)	(84)	(134)
Assets purchases, sales and settlements	75	–	27	93	195
Cumulative translation adjustment	(15)	(1)	(38)	(17)	(71)
Transfers in and/or out of Level 3	(56)	(4)	(102)	(168)	(330)

End of the year	192	8	458	195	853

	As of December 31, 2011
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	128	19	288	182	617

Actual return on plan assets	(8)	–	79	49	120
Assets sold during the year	(1)	–	(22)	(117)	(140)
Assets purchases, sales and settlements	37	–	135	116	288
Cumulative translation adjustment	(16)	(2)	(35)	(36)	(89)
Transfers in and/or out of Level 3	54	4	37	151	246

End of the year	194	21	482	345	1,042

          The target return for private equity assets in 2013 is 11% p.a. for the Old Plan and 11% p.a. for the New Plan. The target allocation is 6% for the Old Plan and 3.5% for the New Plan, ranging between 2% and 10% for the Old Plan and ranging between 1% and 10% for the New Plan. These investments have a longer investment horizon and low liquidity that aim to profit from economic growth, especially in the infrastructure sector of the Brazilian economy. The fair value of usually non-liquid assets' is closed to acquisition cost or book value. Some private equity funds, alternatively, apply the following methodologies: discounted cash flows analysis or analysis based on multiples.

          The target return for loans to participants in 2013 is 12% p.a. The fair value pricing of these assets includes provisions for non-paid loans, according to the local pension fund regulation.

          The target return for real estate assets in 2013 is 12% p.a. Fair value for these assets is closed to book value. The pension fund hires companies specialized in real estate valuation that do not act in the market as brokers. All valuation techniques follow the local regulation.

Underfunded pension plans

Brazilian Obligation

          The obligation has an exclusive allocation in fixed income. A LDI (Liability Driven Investments) was also used strategy for this plan. Most of the resources were invested in long term Brazilian government bonds (similar to TIPS) and inflation linked corporate bonds with the objective of minimizing asset-liability volatility and reduce inflation risk.

          The Investment Policy Statement has the objective of achieving the adequate diversification, current income and long term capital growth to fulfill its obligations with the adequate level of risk. This obligation had an average nominal return of 17% p.y. in local currency in the last 7 years.

Foreign plans

          All pension plans except PT Vale Indonesia TBK, have resulted in a target asset allocation of 60% in equity investments and 40% in fixed income investments, with all securities being traded in the public markets. Fixed income investments are in domestic bonds for each plan's market and involve a mixture of government and corporate bonds. Equity investments are primarily global in nature and involve a mixture of large, mid and small capitalization companies with a modest explicit investment in domestic equities for each plan. The Canadian plans also use a currency hedging strategy (each developed currency's exposure is 50% hedged) due to the large exposure to foreign securities. For PT Vale Indonesia TBK, the target allocation is 20% equity investment and the remainder in fixed income, with the vast majority of these investments being made within the domestic market.

—Fair value measurements by category—Underfunded Pension Plans

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	55	34	–	89
Accounts Receivable	4	–	–	4
Equity securities—liquid	1,566	19	–	1,585
Debt securities—Corporate bonds	–	511	–	511
Debt securities—Government bonds	509	484	–	993
Investment funds—Fixed Income	1,592	426	–	2,018
Investment funds—Equity	510	412	–	922
International investments	4	–	–	4
Structured investments—Private Equity funds	–	–	43	43
Real estate	–	–	138	138
Loans to Participants	–	–	207	207

Total	4,240	1,886	388	6,514

Funds not related to risk plans				(910)

Fair value of plan assets at end of year				5,604

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	17	24	–	41
Accounts Receivable	11	–	–	11
Equity securities—liquid	1,231	1	–	1,232
Debt securities—Corporate bonds	–	259	–	259
Debt securities—Government bonds	33	627	–	660
Investment funds—Fixed Income	439	568	–	1,007
Investment funds—Equity	74	376	–	450
International investments	–	2	–	2

Total	1,805	1,857	–	3,662

Funds not related to risk plans				–

Fair value of plan assets at end of year				3,662

—Fair value measurements using significant unobservable inputs—Level 3 (Underfunded)

	As of December 31, 2012
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	–	–	–	–	–

Actual return on plan assets	1	–	35	27	63
Assets sold during the year	(6)	(1)	(3)	(71)	(81)
Assets purchases, sales and settlements	34	–	12	106	152
Cumulative translation adjustment	(3)	–	12	(16)	(7)
Transfers in and/or out of Level 3	17	1	82	161	261

End of the year	43	–	138	207	388

	As of December 31, 2011
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	15	1	37	151	204

Transfers in and/or out of Level 3	(15)	(1)	(37)	(151)	(204)

End of the year	–	–	–	–	–

Underfunded other benefits

—Fair value measurements by category—Other Benefits

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	1	–	–	1

Total	1	–	–	1

Funds not related to risk plans				–

Fair value of plan assets at end of year				1

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	1	–	–	1

Total	1	–	–	1

Funds not related to risk plans				–

Fair value of plan assets at end of year				1

k)
Cash flows contributions

          Employer contributions expected for 2013 are US$407.

l)
Estimated future benefit payments

          The benefit payments, which reflect future service, are expected to be disbursed as follows:

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
2013	226	565	95
2014	223	457	96
2015	219	464	99
2016	215	472	100
2017	211	479	101
2018 and thereafter	981	2,398	490
m)
Summary of participant data

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	14	76,511	11,727
Average age—years	52	36	40
Average service—years	28	7	7
Terminated vested participants
Number	–	6,519	–
Average age—years	–	47	–
Retirees and beneficiaries
Number	16,740	19,245	31,737
Average age—years	67	70	68

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	202	67,951	74,729
Average age—years	50	36	36
Average service—years	27	7	8
Terminated vested participants
Number	–	5,815	–
Average age—years	–	39	–
Retirees and beneficiaries
Number	18,380	18,189	32,663
Average age—years	66	71	64